Revenues	6 Months Ended
Jun. 30, 2019
Revenues [Abstract]
REVENUES
3.	REVENUES

The following represents the revenues by categories, all derived from China:

	For the six months ended June 30,
	2019	2018
Categories
Product sales
Medical Devices	$59,722	$164,445
Mobile Medicine (sleep apnea diagnostic products)	81,550	65,980
OSAS service (analysis and detection)	100,941	70,868
Total revenues	$242,213	$301,293